SHARE-BASED COMPENSATION (Details 3) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	May. 15, 2013 $ / shares shares	Apr. 30, 2011 shares	Mar. 31, 2015 JPY (¥) ¥ / shares shares	Mar. 31, 2014 ¥ / shares shares	Mar. 31, 2013 ¥ / shares shares
Employee and non-employee stock options
SHARE-BASED COMPENSATION
Cash received from exercise of stock options | ¥			¥ 17,680
Tax deduction for exercise of stock option | ¥			¥ 4,586
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share) | ¥ / shares			¥ 293
Shares
Granted (in shares)			200,000
Aggregate intrinsic value
Stock options exercised				0	0
Intrinsic value of stock options exercised | ¥			¥ 66,560
Nonvested stock options
Nonvested at the beginning of the period (in shares)			1,124,000
Granted (in shares)			200,000
Vested (in shares)			(737,000)
Forfeited (in shares)			(95,000)
Nonvested at the end of the period (in shares)			492,000	1,124,000
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in Japanese yen per share) | ¥ / shares			¥ 209
Granted (in Japanese yen per share) | ¥ / shares			293
Vested (in Japanese yen per share) | ¥ / shares			169
Forfeited (in Japanese yen per share) | ¥ / shares			308
Nonvested at the end of the period (in Japanese yen per share) | ¥ / shares			¥ 292	¥ 209
Employee and non-employee stock options | 6th, 7th and 9th series Stock Option Grants
SHARE-BASED COMPENSATION
Unrecognized compensation expense | ¥			¥ 21,806
Weighted-average period to recognize compensation expense			1 year 2 months 12 days
Employee and non-employee stock options | Stock Option Grants excluding 8th Series
Shares
Outstanding at the beginning of the period (in shares)			1,324,000
Granted (in shares)			200,000
Exercised (in shares)			(80,000)
Forfeited (in shares)			(95,000)
Expired (in shares)			(17,000)
Outstanding at the end of the period (in shares)			1,332,000	1,324,000
Vested and expected to vest at the end of the period (in shares)			1,277,340
Exercisable at the end of the period (in shares)			840,000
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share) | ¥ / shares			¥ 304
Granted (in Japanese yen/dollars per share) | ¥ / shares			489
Exercised (in Japanese yen/dollars per share) | ¥ / shares			221
Forfeited (in Japanese yen/dollars per share) | ¥ / shares			538
Outstanding at the end of the period (in Japanese yen/dollars per share) | ¥ / shares			314	¥ 304
Vested and expected to vest at the end of the period (in dollars per share) | ¥ / shares			306
Exercisable at the end of the period (in dollars per share) | ¥ / shares			178
Expired (in Japanese yen/dollars per share) | ¥ / shares			¥ 810
Weighted-average remaining contractual term
Outstanding at the end of the period			2 years 9 months 18 days
Vested and expected to vest at the end of the period			2 years 9 months 18 days
Exercisable at the end of the period			1 year 10 months 24 days
Aggregate intrinsic value
Outstanding at the end of the period | ¥			¥ 830,257
Vested and expected to vest at the end of the period | ¥			805,769
Exercisable at the end of the period | ¥			¥ 637,640
Nonvested stock options
Granted (in shares)			200,000
Employee stock options
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option			4 years 3 months 18 days	4 years 3 months 18 days	4 years 3 months 18 days
Expected volatility (as a percent)			109.30%	104.40%	112.00%
Risk-free interest rate (as a percent)			0.20%	0.30%	0.20%
Expected dividend yield (as a percent)			0.80%	1.20%	4.70%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share) | ¥ / shares			¥ 293	¥ 258	¥ 379
Previous period of share price used for estimate of expected volatility (in years)			2 years 6 months
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Granted (in Japanese yen per share) | ¥ / shares			¥ 293	¥ 258	¥ 379
Employee stock options | 5th series Stock Option Grant
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share) | ¥ / shares			161
Shares
Granted (in shares)		800,000
Nonvested stock options
Granted (in shares)		800,000
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Granted (in Japanese yen per share) | ¥ / shares			¥ 161
Non-employee stock options
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option				5 years	6 years
Expected volatility (as a percent)				106.90%	107.30%
Risk-free interest rate (as a percent)				0.40%	0.20%
Expected dividend yield (as a percent)				1.30%	4.70%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share) | ¥ / shares				¥ 270	¥ 277
Shares
Granted (in shares)			0
Nonvested stock options
Granted (in shares)			0
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Granted (in Japanese yen per share) | ¥ / shares				¥ 270	¥ 277
Non-employee stock options | 8th series Stock Option Grant
Shares
Outstanding at the beginning of the period (in shares)			88,000
Granted (in shares)	88,000
Outstanding at the end of the period (in shares)			88,000	88,000
Vested and expected to vest at the end of the period (in shares)			88,000
Exercisable at the end of the period (in shares)			88,000
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share) | ¥ / shares			¥ 518
Granted (in Japanese yen/dollars per share) | $ / shares	$ 5.03
Outstanding at the end of the period (in Japanese yen/dollars per share) | ¥ / shares			518	¥ 518
Vested and expected to vest at the end of the period (in dollars per share) | ¥ / shares			518
Exercisable at the end of the period (in dollars per share) | ¥ / shares			¥ 518
Weighted-average remaining contractual term
Outstanding at the end of the period			4 years 1 month 6 days
Vested and expected to vest at the end of the period			4 years 1 month 6 days
Exercisable at the end of the period			4 years 1 month 6 days
Aggregate intrinsic value
Outstanding at the end of the period | ¥			¥ 275,573
Vested and expected to vest at the end of the period | ¥			275,573
Exercisable at the end of the period | ¥			¥ 275,573
Nonvested stock options
Granted (in shares)	88,000